Income Taxes and Duties - Summary of Tax Effect of Deferred Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure Of Tax Effect of Deferred Tax Assets and Liablities [line items]
Total assets	$ 7,225,540	$ 136,166,747	$ 122,784,730
Total liabilities	$ 195,102	3,676,735	4,512,312
PEMEX [member]
Disclosure Of Tax Effect of Deferred Tax Assets and Liablities [line items]
Provisions		8,880,184	8,836,693	$ 7,110,665
Properties, plant and equipment		8,071,570	11,862,776	3,990,113
Tax loss carryforwards		38,427,643	20,659,110	21,532,979
Well, pipelines, properties, plant and equipment		1,614,704	2,630,597	3,443,618
Other		2,062,031	1,881,715	810,310
Total liabilities		3,676,735	4,512,312	4,253,928
Total assets, net		123,434,368	79,584,301	$ 77,072,362
PEMEX [member] | Tax Effect [member]
Disclosure Of Tax Effect of Deferred Tax Assets and Liablities [line items]
Provisions		181,119,082	161,103,132
Properties, plant and equipment		6,736,006	17,825,338
Tax loss carryforwards		588,208,624	489,166,032
Total assets		776,063,712	668,094,502
Well, pipelines, properties, plant and equipment		127,849,064	159,942,782
Other		584,711	1,072,383
Total liabilities		128,433,775	161,015,165
Total assets, net		$ 647,629,937	$ 507,079,337